Document And Entity Information	Feb. 13, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 13, 2024
Entity Registrant Name	Precision BioSciences, Inc.
Entity Central Index Key	0001357874
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	true
Securities Act File Number	001-38841
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-4206017
Entity Address, Address Line One	302 East Pettigrew St.
Entity Address, Address Line Two	Suite A-100
Entity Address, City or Town	Durham
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27701
City Area Code	919
Local Phone Number	314-5512
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.000005 per share
Trading Symbol	DTIL
Security Exchange Name	NASDAQ